NON—CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
NON—CONTROLLING INTERESTS

18. NON—CONTROLLING INTERESTS

In September 2018, the Group entered in a real estate partnership for the development of Latam Parque Logistico Coyol II in Costa Rica. The partnership includes two entities that the Group consolidates but does not own 100% of the equity (Latam Propco El Coyol Dos S de R.L. and Latam Logistic Pan Holdco El Coyol II S de R.L., collectively, “Latam Parque Logistico Coyol II”). The Group reports a non-controlling interest in relation to this partnership. The Group has complete responsibility, authority and discretion in key decision activities management of the partnership. The Group, through its position of Directing Partner, is responsible for the operations of the Latam Parque Logistico Coyol II and has the existing rights and ability to direct the relevant activities of the entities, indicating the Group’s power over the non-controlling investee.

In December 2020, the Group entered in a real estate partnership for the development of Latam Parque Logistico San Jose in Costa Rica. The partnership includes three entities that the Group consolidates but does not own 100% of the equity (Latam Logistic Pan Holdco Verbena I S de R.L., Latam Logistic Pan Holdco Verbena II S, S.R.L., and 3101784433, S.R.L., collectively, “Latam Parque Logistico San José — Verbena”). The Group reports a non-controlling interest in relation to this partnership. The Group has complete responsibility, authority and discretion in the day-to-day management of the partnership. Through its position as Managing Partner, the Group is responsible for the daily operations of Latam Parque Logistico San José — Verbena without prior approval of the other managers and equity holders, and has the existing rights and ability to direct the relevant activities of the entities, indicating the Group’s power over the non-controlling investees.

In March 2021, the Group entered into a real estate partnership with Capia Sociedad Administradora de Fondos de Inversion, S.A., through its investment fund Capia Radix Fondo de Inversion (Capia Radix) (together as “CAPIA”), an investment fund managed by CAPIA for the development of Parque Logístico Callao located in the submarket of Callao in Lima, Peru within the Jorge Chavez International Lima Airport land concession. Parque Logístico Callao will be developed in four phases of a building per phase. The partnership includes one entity that the Group consolidates but does not own 100% of its equity (Parque Logístico Callao, S.R.L., “Parque Logístico Callao”). According to the initial terms of the partnership agreement, the Group participation in the partnership entity will be of 50% during the construction of the first two phases with a dilution in the construction of the remaining two phases for a total participation of 33% at the end of the fourth phase. On November 24, 2023, both partners agreed to modify the ownership interest, whereas CAPIA became owner of 60% of the shares of the Partnership and LLP’s interest was decreased to 40%, which was supported by an additional capital contribution from CAPIA to the Partnership, effective as of the date of the agreement. The Group reports a non-controlling interest in relation to this partnership. The Group has complete responsibility, authority and discretion in the day-to-day management of the partnership. The Group, through the position of General Manager, is responsible for the daily operations of the Parque Logístico Callao, and has the existing rights and ability to direct the relevant activities of the entity, indicating the Group’s power over the non-controlling investee.

On September 17, 2021, the Group entered into a real estate partnership for the acquisition of LatAm Lagunilla Industrial Park in Costa Rica. The partnership includes two entities that the Group consolidates but do not own 100% of the equity (Latam Logistic Pan Holdco Lagunilla I, S.R.L., and Latam Logistic Propco Lagunilla I S de R.L., collectively, “Latam Lagunilla Industrial Park”). The Group reports a non-controlling interest in relation to this partnership. The Group has complete responsibility, authority and discretion in the day-to-day management of the partnership, and it has the ability to direct the relevant activities of Latam Lagunilla Industrial Park, indicating the Group’s power over the non-controlling investee. On October 31, 2022, the Group sold its interest in the real estate partnership to the non-controlling investee and recognized a loss of $486,863 in the loss on sale of investment properties in the consolidated statements of profit or loss for the year ended December 31, 2022. As of December 31, 2022, the two entities within Latam Lagunilla Industrial Park were no longer consolidated within the Group’s consolidated financial statements.

The following table summarizes the Group ownerships percentage and NCI as of December 31, 2023 and 2022. Each NCI partnership in the following table corresponds to multiple entities in Note 2 (e).

		Ownership Percentage		NCI
Entity	Country	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022

Latam Parque Logistico Coyol II	Costa Rica	50.0%	50.0%	$4,818,254	$8,885,098
Latam Parque Logistico San José — Verbena	Costa Rica	23.6%	23.6%	27,971,004	23,567,619
Parque Logístico Callao	Peru	40.0%	50.0%	5,827,257	799,748
Total				$38,616,515	$33,252,465

During the years ended December 31, 2023 and 2022, the partnership entities paid distribution to the NCI partners as follows:

	2023	2022	2021

Latam Parque Logístico Coyol II	$3,675,054	$350,000	$250,000
Latam Parque Logístico San José —Verbena	847,882	754,231	774,747
Latam Lagunilla Industrial Park	—	963,572	—
Total distributions paid to non—controlling partners	$4,522,936	$2,067,803	$1,024,747

Summarized financial information of non-controlling partnership entities’ total assets and total liabilities as of December 31, 2023 and 2022 was as follows:

	As of December 31, 2023
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,301,121	1,666,657	25,267
Lease and other receivables, net	34,021	7,326,802	2,023,086
Other current assets	37,932	843,894	274,592
NON-CURRENT ASSETS:
Investment properties	29,708,000	80,878,055	12,879,976
Property and equipment, net	—	25,613	4,108
Deferred tax asset	—	—	688,485
Restricted cash equivalent	480,000	—	—
Total assets	$31,561,074	90,741,021	15,895,514

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$229,988	3,027,672	3,148,102
Due to affiliates	—	15,269	—
Other current liabilities	—	—	325,811
NON-CURRENT LIABILITIES:
Long—term debt	18,285,023	44,926,842	—
Security deposits	195,000	336,145	51,394
Other non-current liabilities	—	—	2,800,943
Deferred tax liability	3,214,523	5,863,957	—
Total liabilities	$21,924,534	54,169,885	6,326,250

EQUITY:
Equity attributable to owners of the Group	$4,818,286	8,600,132	3,742,007
Non—controlling interests	$4,818,254	27,971,004	5,827,257

	December 31, 2022
	Latam Parque Logistico Coyol II	Latam Parque Logístico San José —Verbena	Parque Logistico Callao

ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$896,623	$484,230	$1,084,155
Lease and other receivables, net	15,587	6,406,948	87,168
Other current assets	17,695	16,126	—
Prepaid construction	—	1,020,664	86,693
NON-CURRENT ASSETS:
Investment properties	30,613,000	63,278,220	386,525
Asset held for sale	—	2,996,471	—
Property and equipment, net	—	3,795	—
Deferred tax asset	—	—	34,639
Restricted cash equivalent	339,900	—	—
Other non-current assets	—	587,064	—
Total assets	$31,882,805	$74,793,518	$1,679,180

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable and accrued expenses	$315,637	$1,874,696	$28,290
Deposits for the sale of assets	—	2,400,000	—
NON-CURRENT LIABILITIES:
Long—term debt	9,780,656	34,947,249	—
Security deposits	195,000	196,755	51,394
Deferred tax liability	3,821,316	4,511,336	—
Total liabilities	$14,112,609	$43,930,036	$79,684

EQUITY:
Equity attributable to owners of the Group	$8,885,098	$7,295,863	$799,748
Non—controlling interests	$8,885,098	$23,567,619	$799,748

For the years ended December 31, 2023, 2022 and 2021, net earnings attributable to NCI were as follows:

	2023	2022	2021

Net earnings (loss) attributable to non-controlling interests
Latam Parque Logistico Coyol II	$(215,926)	$1,358,675	$130,433
Latam Parque Logistico San Jose - Verbena	4,682,615	2,177,996	4,323,820
Latam Lagunilla Industrial Park	—	(111,583)	111,583
Parque Logístico Callao	(450,017)	(12,465)	(22,956)
Total	$4,016,672	$3,412,623	$4,542,880